Segmented information	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Segmented information [Text Block]

30. Segmented information

Hudbay is an integrated metals producer. When making decisions on expansions, opening or closing mines, as well as day to day operations, management evaluates the profitability of the overall operation of the Company. Hudbay's main mining operations are located in Manitoba and Saskatchewan (Canada) and Cusco (Peru) and are included in the Manitoba segment and Peru segment, respectively. The Manitoba and Peru segments generate Hudbay's revenue. The Manitoba segment sells copper concentrate (containing copper, gold and silver), silver/gold doré, zinc metal and other products. The Peru segment consists of Hudbay's Constancia operation and sells copper concentrate and molybdenum concentrate. Hudbay's Arizona segment consists of the Rosemont and Copper World projects located in Arizona. Corporate and other activities include the Company's exploration activities in Chile, and Nevada. The exploration entities are not individually significant, as they do not meet the minimum quantitative thresholds. Corporate activities are not considered a segment and are included as a reconciliation to total consolidated results. Accounting policies for each reported segment are the same as those of the Company. Results from operating activities represents the profit earned by each segment without allocation of corporate costs. This is the measure reported to the chief operating decision-maker, Hudbay's President and Chief Executive Officer, for the purposes of resource allocation and the assessment of segment performance. Total assets and liabilities do not reflect intercompany balances, which have been eliminated on consolidation.

Year ended December 31, 2021
	Manitoba	Peru	Arizona	Corporate and other activities	Total
Revenue from external customers	$740,454	$761,544	$-	$-	$1,501,998
Cost of sales
Mine operating costs	459,399	360,183	-	-	819,582
Depreciation and amortization	163,516	194,408	-	-	357,924
Impairment - environmental obligation	193,473	-	-	-	193,473
Gross (loss) profit	(75,934)	206,953	-	-	131,019
Selling and administrative expenses	-	-	-	43,011	43,011
Exploration and evaluation expenses	5,769	9,218	24,935	39	39,961
Other expenses (income)	10,620	10,491	13,399	(4,731)	29,779
Results from operating activities	$(92,323)	$187,244	$(38,334)	$(38,319)	$18,268
Net interest expense on long term debt					74,748
Accretion on streaming arrangements					42,654
Change in fair value of financial instruments					54,514
Other net finance costs					49,103
Loss before tax					(202,751)
Tax expense					41,607
Loss for the year					$(244,358)
Year ended December 31, 2020
	Manitoba	Peru	Arizona	Corporate and other activities	Total
Revenue from external customers	$615,699	$476,719	$-	$-	$1,092,418
Cost of sales
Mine operating costs	391,504	300,087	-	-	691,591
Depreciation and amortization	177,552	184,275	-	-	361,827
Gross profit (loss)	46,643	(7,643)	-	-	39,000
Selling and administrative expenses	-	-	-	41,408	41,408
Exploration and evaluation expenses	6,491	6,295	3,870	540	17,196
Other expenses	8,382	4,901	2,066	2,234	17,583
Results from operating activities	$31,770	$(18,839)	$(5,936)	$(44,182)	$(37,187)
Net interest expense on long term debt					82,712
Accretion on streaming arrangements					56,670
Change in fair value of financial instruments					(29,370)
Other net finance costs					31,890
Loss before tax					(179,089)
Tax recovery					(34,505)
Loss for the year					$(144,584)
December 31, 2021
	Manitoba	Peru	Arizona	Corporate and other activities	Total
Total assets	$812,137	$2,624,251	$745,371	$434,472	$4,616,231
Total liabilities	655,095	1,023,186	75,782	1,385,340	3,139,403
Property, plant and equipment[1]	706,330	2,256,687	735,127	42,822	3,740,966

[1]Included in Corporate and Other activities is $28.3 million of property, plant and equipment that is located in Nevada.

December 31, 2021
	Manitoba	Peru	Arizona	Corporate and other activities	Total
Additions to property, plant and equipment	$224,300	$163,604	$25,982	$11,875	$425,761
December 31, 2020
	Manitoba	Peru	Arizona	Corporate and other activities	Total
Total assets	$801,691	$2,535,939	$718,982	$610,033	$4,666,645
Total liabilities	562,013	973,756	76,926	1,354,144	2,966,839
Property, plant and equipment[1]	699,884	2,290,097	709,939	31,735	3,731,655

[1]Included in Corporate and Other activities is $27.5 million of property, plant and equipment that is located in Nevada.

December 31, 2020
	Manitoba	Peru	Arizona	Corporate and other activities	Total
Additions to property, plant and equipment	$159,313	$208,805	$18,640	$32	$386,790

Geographical Segments

The following tables represent revenue information regarding Hudbay's geographical segments for the years ended December 31, 2021 and 2020:

	2021	2020
Revenue by customer location [1]
Canada	$515,967	$422,403
China	349,143	215,278
United States	219,853	206,906
Switzerland	166,261	55,703
Peru	82,598	56,437
Singapore	80,668	29,314
Germany	37,335	11,725
Japan	20,524	-
Chile	10,773	9,967
Philippines	4,050	77,575
Other	14,826	7,110
	$1,501,998	$1,092,418

[1] Presented based on the ultimate destination of the product if known. If the eventual destination of the product sold through traders is not known then revenue is allocated to the location of the customer's business office and not the ultimate destination of the product.

During the year ended December 31, 2021, five customers accounted for approximately 28%, 11%, 5%, 5%, and 5% respectively, of total revenue during the year. Revenue from these customers has been presented in the Manitoba and Peru operating segments.

During the year ended December 31, 2020, eight customers accounted for approximately 36%, 17%, 13%, 7%, 7%, 5%, 5% and 5% respectively, of total revenue during the year. Revenue from these customers has been presented in the Manitoba and Peru operating segments.